Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Other Liabilities	Other liabilities as at December 31, 2025 and 2024 are analysed as follows:

	31/12/25	31/12/24
Advance payments for government grants	403	403
Total	403	403